Other Long Term Debt (Tables)	12 Months Ended
Dec. 31, 2013
Convertible Preferred Stock [Abstract]
Schedule of Debt
Amounts related to the secured term loan as of December 31, 2013 were as follows (amounts in thousands):

	Borrowings	Collateral Carrying Value
Loans held for investment	$14,065	$22,496
Intercompany mortgage loans on CapLease properties	9,195	21,114
Commercial mortgage-backed securities	34,915	46,054
	$58,175	$89,664

Schedule of Maturities of Long-term Debt
The following table summarizes the scheduled aggregate principal repayments subsequent to December 31, 2013 (amounts in thousands):

Principal Repayment
2014	$86,933
2015	381,574
2016	295,627
2017	257,658
2018	36,210
Thereafter	200,659
$1,258,661
The following table summarizes the scheduled aggregate principal repayments of our convertible debt, trust preferred notes, secured term loan and other debt subsequent to December 31, 2013 (amounts in thousands):

Principal Repayment
2014	$12,851
2015	11,862
2016	12,516
2017	26,890
2018	610,767
Thereafter	433,430
$1,108,316